Significant accounting policies (Tables) - HORIZON SPACE ACQUISITION II CORP	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Line Items]
Schedule of net income (loss) per share

	For the	For the
	three months	three months
	ended	ended
	March 31,	March 31,
	2026	2025
Net (loss) income	$(29,122)	$472,592
Accretion of carrying value to redemption value	(435,783)	(726,071)
Net loss including accretion of carrying value of redemption value	$(464,905)	$(253,479)

	For the Three Months
	Ended
	March 31, 2026
		Non-
	Redeemable	Redeemable
	Common	Common
	Stock	Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(328,583)	$(136,222)
Net loss attributable to ordinary shares subject to redemption	12,675
Accretion of carrying value to redemption value	435,783	—
Allocation of net income (loss)	$119,875	$(136,222)

Denominators:
Weighted-average shares outstanding	1,752,170	2,180,000
Basic and diluted net income (loss) per share	$0.07	$(0.06)

	For the Three Months
	Ended
	March 31, 2025
		Non-
	Redeemable	Redeemable
	Common	Common
	Stock	Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(192,622)	$(60,857)

Accretion of carrying value to redemption value	726,071	—
Allocation of net income (loss)	$533,449	$(60,857)

Denominators:
Weighted-average shares outstanding	6,900,000	2,180,000
Basic and diluted net income (loss) per share	$0.08	$(0.03)

	For the	For the
	Years ended	Years ended
	December 31,	December 31,
	2025	2024
Net income	$1,809,006	$142,877
Initial accretion of carrying value to redemption value	—	(2,710,683)
Accretion of carrying value to redemption value	(3,579,530)	(344,530)
Net loss including accretion of carrying value of redemption value	$(1,770,524)	$(2,912,336)

	For the Year Ended
	December 31, 2025
		Non-
	Redeemable	Redeemable
	Common	Common
	Stock	Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(1,345,442)	$(425,082)
Accretion of carrying value to redemption value	3,579,530	—
Allocation of net income/(loss)	$2,234,088	$(425,082)

Denominators:
Weighted-average shares outstanding	6,900,000	2,180,000
Basic and diluted net income/ (loss) per share	$0.32	$(0.20)

	For the Year Ended
	December 31, 2024
		Non-
	Redeemable	Redeemable
	Common	Common
	Stock	Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(908,497)	$(2,003,839)
Initial accretion of carrying value to redemption value	2,710,683	—
Accretion of carrying value to redemption value	344,530	—
Allocation of net income/(loss)	$2,146,716	$(2,003,839)

Denominators:
Weighted-average shares outstanding	805,479	1,776,618
Basic and diluted net income/ (loss) per share	$2.67	$(1.13)

Schedule of fair value of financial instruments measurements

	March 31, 2026
	(Unaudited)		December 31, 2025
	Level	Fair value	Level	Fair value
Assets:
Investments held in Trust Account	1	39,390,860	1	72,924,060

	December 31, 2025		December 31, 2024
	Level	Fair value	Level	Fair value
Assets:
Investments held in Trust Account	1	72,924,060	1	69,344,530